RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					1 Months Ended																					2 Months Ended		3 Months Ended	12 Months Ended
	Jun. 10, 2021	Jun. 04, 2021	May 02, 2021	Oct. 10, 2020	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Oct. 29, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	May 28, 2021	Apr. 30, 2021	Apr. 27, 2021	Feb. 28, 2021	Feb. 26, 2021	Feb. 22, 2021	Jan. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	Jul. 31, 2020	Apr. 27, 2020	Feb. 26, 2020	May 31, 2021	May 31, 2020	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2020	Dec. 27, 2021	Dec. 21, 2021	May 01, 2021	Mar. 31, 2021	Oct. 03, 2020
Related Party Transaction [Line Items]
Aggregate shares								50,000,000
Security deposit							$ 47,682													$ 17,800								$ 47,682	$ 47,682	$ 17,800
Rent expenses																													42,000	37,200
Payment for certain expenses																													31,192	24,788
Number of common stock sold		3,000,000
Issuance of common stock	60,000	1,000,000				3,000,000									50,000			240,000	25,000
Shares issued, price per share						$ 0.05
Share Price	$ 0.167	$ 0.136									$ 0.175															$ 0.175					$ 0.029
Consulting fees			$ 27,000								$ 30,973				$ 82,250
Customer One [Member]
Related Party Transaction [Line Items]
Proceed from sale of products																												53,740
Purchase price																													2,140,000
Customer Two [Member]
Related Party Transaction [Line Items]
Proceed from sale of products																												27,385
Purchase price																													709,000
Customer Three [Member]
Related Party Transaction [Line Items]
Proceed from sale of products																												14,320
Purchase price																													881,600
Michael Carbonara [Member]
Related Party Transaction [Line Items]
Related parties							13,820													32,655								13,820	13,820	32,655
Second Lease Agreement [Member]
Related Party Transaction [Line Items]
Monthly rent expense																				$ 6,500
Security deposit							11,000																					11,000	11,000					$ 13,600	$ 11,000
Rent expenses																													78,000	6,500
Mari Luna [Member]
Related Party Transaction [Line Items]
Monthly rent expense																						$ 3,500
Security deposit							$ 5,000																					$ 5,000	5,000
Management Services Organization [Member]
Related Party Transaction [Line Items]
Proceed from sale of products																													881,600
Mr. Bothwell [Member]
Related Party Transaction [Line Items]
Number of cashless warrants granted																7,500,000
Warrant exercise price per share																$ 0.028
Payment for certain expenses																													$ 6,253	$ 1,965
Mr. Bothwell [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of common stock					45,000,000
Bonus																																$ 1,000,000
Dr. Allen Meglin [Member]
Related Party Transaction [Line Items]
Number of common stock sold							625,000		422,514	1,166,666				500,000			1,818,181			625,000	422,514		1,166,666	5,000,000		11,000,000	11,000,000
Purchase price							$ 127,251																			$ 220,000
Sale of stock, price per share									$ 0.10											$ 0.08	$ 0.10	$ 0.03	$ 0.03				$ 0.02			$ 0.08
Share Price														$ 0.055
19 Accredited Investors [Member]
Related Party Transaction [Line Items]
Number of common stock sold																						13,499,992
Sale of stock, price per share									$ 0.03												$ 0.03	$ 0.03	$ 0.03
Mr. Carbonara [Member]
Related Party Transaction [Line Items]
Number of common stock sold																	1,818,181
Purchase price																	$ 100,000
Sale of stock, price per share																	$ 0.055
Mr. Carbonara [Member] | Funding Facility [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt				$ 500,000
Debt conversion, shares issued				40,000,000
Republic Asset Holdings LLC [Member]
Related Party Transaction [Line Items]
Number of common stock sold														5,000,000
Sale of stock, price per share														$ 0.02			$ 0.055
Chief Medical Officer [Member]
Related Party Transaction [Line Items]
Common stock granted																5,000,000
Compensation																$ 82,250
Unpaid consulting fees																									$ 82,250
Shares of newly issued common stock																500,000
Payable in cash or in stock																																	$ 27,000
Mr. Zucker [Member]
Related Party Transaction [Line Items]
Issuance of common stock													736,808
Shares issued, price per share													$ 0.022
Distributor [Member]
Related Party Transaction [Line Items]
Common stock granted												3,000,000
Share Price												$ 0.115
Mr. Mitrani [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Bonus																																50,000
Dr. Mari Mitrani [Member]
Related Party Transaction [Line Items]
Share Price																			$ 0.12
Salary amounts							362,455													$ 233,655
Dr. Mari Mitrani [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of common stock					47,675,000
Bonus																																$ 15,000,000
Albert Mitrani [Member]
Related Party Transaction [Line Items]
Salary amounts							275,924													216,436
Ian Bothwell [Member]
Related Party Transaction [Line Items]
Salary amounts							843,478													649,407
Dr George Shapiro [Member]
Related Party Transaction [Line Items]
Consulting fees							$ 54,000													$ 54,833